Investments in joint controlled entities and associates - Summary of balances and changes in investments in joint ventures and associates (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	R$ 78,593	R$ 162,620	R$ 178,854
Share of profit (loss) of joint ventures and associates		12,181	(17,634)	(44,031)
Share of profit (loss) of associates - discontinued operations			48	414
Dividends		(6,374)	(998)	(2,357)
Valuation adjustments		267	99
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes		(1,440)	5,723
Capital increase in cash		28,000	30,697	29,203
Capital decrease	[2]		(6,501)	(363)
Shareholder transactions - changes of interest		0	(966)
Write-off of investment			(78,099)
Reclassification to assets held for sale			(16,396)
Other reserves				1,065
Proposed dividends				(165)
Investments in joint ventures and associates at end of period	[1]	111,227	78,593	162,620
Joint ventures [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	71,389	137,004	153,076
Share of profit (loss) of joint ventures and associates		9,397	(18,068)	(45,812)
Share of profit (loss) of associates - discontinued operations			0	0
Dividends		(4,298)	0	0
Valuation adjustments		267	99
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes		(1,440)	5,723
Capital increase in cash		28,000	30,697	29,203
Capital decrease	[2]		(5,001)	(363)
Shareholder transactions - changes of interest		3,528	(966)
Write-off of investment			(78,099)
Reclassification to assets held for sale			0
Other reserves				1,065
Proposed dividends				(165)
Investments in joint ventures and associates at end of period	[1]	106,843	71,389	137,004
Associates [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	7,204	25,616	25,778
Share of profit (loss) of joint ventures and associates		2,784	434	1,781
Share of profit (loss) of associates - discontinued operations			48	414
Dividends		(2,076)	(998)	(2,357)
Valuation adjustments		0	0
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes		0	0
Capital increase in cash		0	0	0
Capital decrease	[2]		(1,500)	0
Shareholder transactions - changes of interest		(3,528)	0
Write-off of investment			0
Reclassification to assets held for sale			(16,396)
Other reserves				0
Proposed dividends				0
Investments in joint ventures and associates at end of period	[1]	R$ 4,384	R$ 7,204	R$ 25,616

[1]	Investments in subsidiaries, joint ventures and associates net of provision for negative equity.
[2]	Refers to reimbursement of expenses that preceded the port area auctions and that were apportioned among the other members of the consortium.